Subsequent events	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
34.	Subsequent events

On January 31, 2019, the Company issued corporate bonds in the local market for S/570,000,000 with maturity on 2029 and 2034, and an interest rate of 6.6875 and 6.84375. The cash collected under this issue amounted to S/570,000,000.